Shareholder Report, Line Graph (Details) 193817_Innovator Emerging Markets Power Buffer ETF - October_TF_TSR Annual {TF} - USD ($)						12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Sep. 30, 2021	Oct. 31, 2025
Innovator Emerging Markets Power Buffer ETF™ - October
Account Value [Line Items]
Line Graph and Table Measure Name						Innovator Emerging Markets Power Buffer ETF - October NAV
Accumulated Value	$ 10,521	$ 8,798	$ 8,204	$ 10,098	$ 10,000	$ 12,559
MSCI EM (EMERGING MARKETS) Net (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI EM (EMERGING MARKETS) Net (USD)
Accumulated Value	9,671	7,718	6,965	10,099	10,000	$ 12,371
MSCI EM (EMERGING MARKETS) Price (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI EM (EMERGING MARKETS) Price (USD)
Accumulated Value	$ 8,934	$ 7,303	$ 6,769	$ 10,093	$ 10,000	$ 11,185